Financial Instruments (Details 4) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Assets	₪ 29	₪ 36
Liabilities	(8)	(41)
Total	₪ 21	₪ (5)